SUPPLEMENTARY DATA (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 2,163	$ 2,219	$ 2,233	$ 2,109	$ 2,403	$ 2,479	$ 2,420	$ 2,372	$ 8,724	$ 9,674	$ 10,447
Expenses	2,485	2,181	2,058	1,898	2,253	3,342	2,339	2,306	8,622	10,240	8,920
Operating income (loss)	(322)	38	175	211	150	(863)	81	66	102	(566)	1,527
Net income (loss) attributable to Valeant Pharmaceuticals International, Inc.	$ 513	$ 1,301	$ (38)	$ 628	$ (515)	$ (1,218)	$ (302)	$ (374)	$ 2,404	$ (2,409)	$ (292)
Earnings (loss) per share attributable to Valeant Pharmaceuticals International, Inc.:
Basic (in dollars per share)	$ 1.46	$ 3.71	$ (0.11)	$ 1.80	$ (1.47)	$ (3.49)	$ (0.88)	$ (1.08)	$ 6.86	$ (6.94)	$ (0.85)
Diluted (in dollars per share)	$ 1.45	$ 3.69	$ (0.11)	$ 1.79	$ (1.47)	$ (3.49)	$ (0.88)	$ (1.08)	$ 6.83	$ (6.94)	$ (0.85)
Net cash provided by operating activities	$ 578	$ 490	$ 268	$ 954	$ 512	$ 569	$ 449	$ 556	$ 2,290	$ 2,087	$ 2,257